Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000131671
Account Value [Line Items]
Line Graph and Table Measure Name		$25,666 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Communication Services Index ETF
Accumulated Value	$ 10,000		$ 10,459	$ 9,921	$ 12,038	$ 13,410	$ 19,553	$ 13,284	$ 15,469	$ 18,925	$ 24,529	$ 25,666
C000131662
Account Value [Line Items]
Line Graph and Table Measure Name		$34,977 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Discretionary Index ETF
Accumulated Value	10,000		11,442	13,886	15,018	18,812	26,892	23,156	25,482	28,310	32,768	34,977
C000131664
Account Value [Line Items]
Line Graph and Table Measure Name		$21,024 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Staples Index ETF
Accumulated Value	10,000		10,383	10,377	11,742	12,651	15,065	15,938	16,926	18,124	19,316	21,024
C000131665
Account Value [Line Items]
Line Graph and Table Measure Name		$25,194 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Energy Index ETF
Accumulated Value	10,000		9,908	11,941	9,623	5,842	8,693	14,404	16,723	18,437	17,849	25,194
C000131666
Account Value [Line Items]
Line Graph and Table Measure Name		$34,784 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Financials Index ETF
Accumulated Value	10,000		13,129	14,866	15,282	13,024	20,336	19,094	20,324	25,757	31,342	34,784
C000131667
Account Value [Line Items]
Line Graph and Table Measure Name		$25,656 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Health Care Index ETF
Accumulated Value	10,000		10,928	12,604	13,088	15,665	20,038	19,373	19,887	22,386	19,959	25,656
C000131668
Account Value [Line Items]
Line Graph and Table Measure Name		$36,860 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Industrials Index ETF
Accumulated Value	10,000		11,808	13,589	14,028	13,419	19,749	18,346	21,862	26,072	30,785	36,860
C000131669
Account Value [Line Items]
Line Graph and Table Measure Name		$84,407 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Information Technology Index ETF
Accumulated Value	10,000		12,884	16,482	19,109	26,177	36,798	33,335	41,289	52,269	63,904	84,407
C000131670
Account Value [Line Items]
Line Graph and Table Measure Name		$24,690 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Materials Index ETF
Accumulated Value	10,000		11,616	12,956	12,435	12,843	18,623	17,751	19,955	21,905	21,285	24,690
C000151119
Account Value [Line Items]
Line Graph and Table Measure Name		$16,861 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Real Estate Index ETF
Accumulated Value	10,000		9,848	10,294	11,651	11,037	14,965	14,328	12,916	14,284	14,656	16,861
C000131663
Account Value [Line Items]
Line Graph and Table Measure Name		$23,068 Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Utilities Index ETF
Accumulated Value	10,000		10,662	11,070	12,833	13,235	14,885	17,132	15,997	17,998	21,727	23,068
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$40,742 S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
Fidelity Index: MSCI USA IMI Communication Services 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name		$25,947 MSCI USA IMI Communication Services 25/50 Index
Accumulated Value	10,000		10,483	9,943	12,081	13,475	19,665	13,371	15,585	19,087	24,762	25,947
Fidelity Index: Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name		$35,044 Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index℠
Accumulated Value	10,000		11,454	13,915	15,056	18,851	26,826	23,124	25,471	28,323	32,814	35,044
Fidelity Index: Fidelity MSCI Consumer Staples Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name		$21,248 Fidelity MSCI Consumer Staples Index ETF Capped Linked Index℠
Accumulated Value	10,000		10,393	10,403	11,781	12,717	15,160	16,053	17,064	18,289	19,508	21,248
Fidelity Index: Fidelity MSCI Energy Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name		$25,410 Fidelity MSCI Energy Index ETF Capped Linked Index℠
Accumulated Value	10,000		9,921	11,970	9,649	5,857	8,725	14,476	16,823	18,562	17,987	25,410
Fidelity Index: Fidelity MSCI Financials Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name		$35,108 Fidelity MSCI Financials Index ETF Capped Linked Index℠
Accumulated Value	10,000		13,152	14,904	15,332	13,084	20,445	19,211	20,465	25,959	31,618	35,108
Fidelity Index: Fidelity MSCI Health Care Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name		$25,882 Fidelity MSCI Health Care Index ETF Capped Linked Index℠
Accumulated Value	10,000		10,939	12,631	13,128	15,727	20,135	19,481	20,012	22,546	20,118	25,882
Fidelity Index: Fidelity MSCI Industrials Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name		$37,209 Fidelity MSCI Industrials Index ETF Capped Linked Index℠
Accumulated Value	10,000		11,819	13,617	14,066	13,470	19,843	18,447	22,003	26,270	31,048	37,209
Fidelity Index: Fidelity MSCI Information Technology Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name		$85,174 Fidelity MSCI Information Technology Index ETF Capped Linked Index℠
Accumulated Value	10,000		12,900	16,523	19,172	26,291	36,991	33,534	41,574	52,617	64,386	85,174
Fidelity Index: Fidelity MSCI Materials Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name		$24,839 Fidelity MSCI Materials Index ETF Capped Linked Index℠
Accumulated Value	10,000		11,626	12,962	12,458	12,879	18,652	17,795	20,022	21,999	21,395	24,839
Fidelity Index: Fidelity MSCI Real Estate Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name		$17,018 Fidelity MSCI Real Estate Index ETF Capped Linked Index℠
Accumulated Value	10,000		9,852	10,307	11,669	11,085	15,063	14,416	13,009	14,413	14,781	17,018
Fidelity Index: Fidelity MSCI Utilities Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name		$23,308 Fidelity MSCI Utilities Index ETF Capped Linked Index℠
Accumulated Value	$ 10,000		$ 10,677	$ 11,101	$ 12,885	$ 13,307	$ 14,978	$ 17,250	$ 16,120	$ 18,154	$ 21,933	$ 23,308